Trading Liabilities, at Fair Value (Detail) In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Derivative instruments Equity derivatives KRW	Dec. 31, 2009 Derivative instruments Equity derivatives KRW	Dec. 31, 2010 Derivative instruments Commodity derivatives KRW	Dec. 31, 2009 Derivative instruments Commodity derivatives KRW	Dec. 31, 2010 Derivative instruments Foreign exchange derivatives KRW	Dec. 31, 2009 Derivative instruments Foreign exchange derivatives KRW	Dec. 31, 2010 Derivative instruments Interest rate derivatives KRW	Dec. 31, 2009 Derivative instruments Interest rate derivatives KRW	Dec. 31, 2010 Derivative instruments Credit derivatives KRW	Dec. 31, 2009 Derivative instruments Credit derivatives KRW	Dec. 31, 2010 Other trading activities - commodity indexed deposits KRW	Dec. 31, 2009 Other trading activities - commodity indexed deposits KRW
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading liabilities (Note 6)	$ 3,198,088	3,615,758,000	4,565,034,000	1,214,792,000	285,302,000	5,119,000	2,493,000	1,322,598,000	2,800,680,000	874,208,000	1,134,514,000	422,000	23,076,000	198,619,000	318,969,000